Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000240309
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 14,840	$ 12,976	$ 12,316	$ 13,885	$ 12,746	$ 12,328	$ 11,352	$ 11,308	$ 10,434	$ 9,594	$ 9,550
C000240310
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares
Account Value	$ 15,290	13,450	12,897	14,540	13,347	12,909	11,887	11,841	10,926	10,047	10,000
C000030278
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,589	13,596	12,897	14,540	13,347	12,909	11,887	11,841	10,926	10,047	10,000
C000170849
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 15,604	13,593	12,892	14,547	13,340	12,914	11,878	11,843	10,916	10,040	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Federated Investors Inc. Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value	$ 16,073	13,800	12,991	14,722	13,320	12,879	11,883	11,768	10,805	9,809	10,000
Federated Investors Inc. Index: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Account Value	$ 15,008	13,012	12,368	13,918	12,587	12,335	11,453	11,414	10,541	9,806	10,000
Federated Investors Inc. Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value	$ 16,073	13,800	12,991	14,722	13,320	12,879	11,883	11,768	10,805	9,809	10,000
Federated Investors Inc. Index: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Account Value	$ 15,008	13,012	12,368	13,918	12,587	12,335	11,453	11,414	10,541	9,806	10,000
Federated Investors Inc. Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value	$ 16,073	13,800	12,991	14,722	13,320	12,879	11,883	11,768	10,805	9,809	10,000
Federated Investors Inc. Index: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Account Value	$ 15,008	13,012	12,368	13,918	12,587	12,335	11,453	11,414	10,541	9,806	10,000
Federated Investors Inc. Index: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value	$ 16,073	13,800	12,991	14,722	13,320	12,879	11,883	11,768	10,805	9,809	10,000
Federated Investors Inc. Index: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Account Value	$ 15,008	$ 13,012	$ 12,368	$ 13,918	$ 12,587	$ 12,335	$ 11,453	$ 11,414	$ 10,541	$ 9,806	$ 10,000